Related Party Relationships and Transactions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Holding percentage	100.00%
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest	43.70%
Wipro Arabia Co. Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	66.67%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	55.00%